Leases - Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed lease cost	$ 16.5	$ 15.1	$ 13.6
Variable lease cost	4.0	3.0	2.0
Total operating lease cost	$ 20.5	$ 18.1	$ 15.6